Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Restatement [abstract]
Dividends declared and paid, per share	$ 1.70	$ 0.85	$ 0.85